Deposits	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Deposits
NOTE 23. DEPOSITS

Deposits break down as follows as of the indicated dates:

	12.31.21	12.31.20
In Pesos	837,609,140	769,928,815
Checking Accounts	239,632,269	158,529,340
Savings Accounts	239,205,261	276,181,268
Time Deposits	330,576,459	315,034,243
Time Deposits – UVA	15,441,189	8,400,426
Others	3,031,493	2,912,666
Interest and Adjustments	9,722,469	8,870,872
In Foreign Currency	198,348,789	250,957,671
Savings Accounts	163,281,031	202,279,348
Time Deposits	33,943,384	46,993,451
Others	1,057,207	1,544,602
Interest and Adjustments	67,167	140,270

Total	1,035,957,929	1,020,886,486

The concentration of deposits is detailed in Schedule H.
The breakdown of deposits by remaining term is detailed in Schedule I.
The breakdown of deposits by sector is detailed in Schedule P.
Related-party information is disclosed in Note 51.